UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22119

American Israeli Shared Values Trust

(Exact name of registrant as specified in charter)

207 East 83rd Street, Suite 2

New York, NY 10028

(Address of principal executive offices)

 (Zip code)

Jamia C. Jasper

207 East 83rd Street, Suite 2

New York, NY 10028

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 745-5955

Date of fiscal year end: November 30

Date of reporting period: June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

American Israeli Shared Values Fund

AES CORPORATION

Ticker Symbol:AES	Cusip Number:00130H105
Record Date: 3/7/2008	Meeting Date: 4/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1-3	1. Election of directors. 2. Approval of long-term compensation plan. 3. Ratify independent auditor.	For	Issuer	For	With

ALVARION LTD

Ticker Symbol:ALVR	Cusip Number:M0861T100
Record Date: 5/20/2008	Meeting Date: 6/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1-4	1. Elect directors. 2. Increase authorized share capital. 3. Approve CEO and Board of Director compensation. 4. Ratify independent auditor.	For	Issuer	For	With

AMR CORP.

Ticker Symbol:AMR	Cusip Number:001765106
Record Date: 3/24/2008	Meeting Date: 5/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1-2	1. Election of directors. 2. Ratify independent auditors.	For	Issuer	For	With
3-6	3. Cumulative voting for the election of directors. 4. Special shareholder meetings. 5. Independent board chairman. 6. Advisory resolution to ratify executive compensation.	For	Stockholder	Against	Against

BANK OF AMERICA CORPORATION

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 2/27/2008	Meeting Date: 4/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1,2	1) The election of director nominees 2) Ratification of the independent registered public accounting firm for 2008.	For	Issuer	For	With
3-10	3. Stock options 4. advisory vote on exec comp 5. determination of CEO comp 6. cumulative voting 7. independent board chairman 8. special shareholder meetings 9. equator principles 10. human rights	For	Stockholder	Against	Against

CELLCOM ISRAEL

Ticker Symbol:CEL	Cusip Number:M2196U109
Record Date: 1/18/2008	Meeting Date: 2/19/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	Approval of sale of property to Bayside Land Corporation.	For	Issuer	For	With
2A,B	2a)Approval of the letter of exemption and indemnification to office holders. b) Approval of the grant of the letter of exemption and indemnification to office holders who are controlling shareholders.	For	Issuer	For	With

CITIGROUP INC.

Ticker Symbol:C	Cusip Number:172967101
Record Date: 2/25/2008	Meeting Date: 4/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1,2	1. Proposal to elect 14 directors 2. Ratify the selection of KPMG LLP as Citigroup's independent registered public accounting firm for 2008.	For	Issuer	For	With
3-12	3. requesting a report on prior governmental service of certain individuals. 4. requesting a report on political contributions. 5. exec. comp. be limited to 100 times the average comp. paid to worldwide employees. 6. two candidates be nominated for each board position. 7. report on the Equator Principles. 8. adoption of certain employment principles for executive officers. 9. Citi amend its GHG emissions policies. 10. report on how investment policies address or could address human rights issues. 11. requesting an independent board chairman. 12. requesting an advisory vote to ratify executive compensation.	For	Stockholder	Against	Against

DELEK US HOLDINGS

Ticker Symbol:DK	Cusip Number:246647101
Record Date: 4/1/2008	Meeting Date: 5/1/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1, 2	1. Election of directors. 2. Ratify appt. of indep. auditors.	For	Issuer	For	With

DIAMOND OFFSHORE DRILLING

Ticker Symbol:DO	Cusip Number:25271C102
Record Date: 5/20/2008	Meeting Date: 3/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1-2	1. Elect directors. 2. Ratify appt. of independ. auditors	For	Issuer	For	With

ELECTRONICS FOR IMAGING, INC.

Ticker Symbol:EFII	Cusip Number:286082102
Record Date: 4/17/2008	Meeting Date: 5/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1,2	1. Election of directors 2. Ratify selection of auditor.	For	Issuer	For	With

ELRON ELECTRONIC INDUSTRIES

Ticker Symbol:ELRN	Cusip Number:290160100
Record Date: 3/5/2008	Meeting Date: 4/2/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1	1. Amend the terms of employment of Yair Cohen, VP to receive compensation for his work as CEO of ECTEL.	For	Issuer	For	With

GENERAL MOTORS

Ticker Symbol:GM	Cusip Number:370442105
Record Date: 4/25/2008	Meeting Date: 6/3/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1,2	1. Elect board of directors. 2. Ratify independent auditor.	For	Issuer	For	With
3 - 10	3. Disclosure of political contributions. 4. Disclosure of political contributions. 5. Health care reform principles. 6. Advisory vote on executive compensation. 7. Proposal regarding greenhouse gases. 8. Proposal regarding cumulative voting. 9. Special stockholder meetings. 10. Performance-based equity compensation.	For	Stockholder	Against	Against

GIVEN IMAGING LTD.

Ticker Symbol:GIVN	Cusip Number:M52020100
Record Date: 5/12/2008	Meeting Date: 6/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1-5	1. elect directors 2. approve comp. of President and CEO of the company. 3. approve amendments to the Co's Articles of Association. 4. Approve. standard indemnification agreement with directors and officers. 5. Reappoint independent auditor.	For	Issuer	For	With

HALLIBURTON COMPANY

Ticker Symbol:HAL	Cusip Number:406216101
Record Date: 3/24/2008	Meeting Date: 5/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1-3	1. Election of directors. 2. Ratify selection of auditors. 3. Reapprove 1993 stock and incentive plan.	For	Issuer	For	With
4-6	4. Human rights policy. 5. Political contributions. 6. Human Rights Board Committee.	For	Stockholder	Against	Against

INTEL CORP.

Ticker Symbol:INTC	Cusip Number:458140100
Record Date: 3/24/2008	Meeting Date: 5/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1-2	1. Election of directors. 2. Ratify Ernst & Young as indep. auditors	For	Issuer	For	With
3	3...Establish a board committee on sustainability.	For	Stockholder	Against	Against

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160104
Record Date: 2/26/2008	Meeting Date: 4/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1,2	1. Vote for the election of 12 nominees. 2. Ratification of appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm.	For	Issuer	For	With
3	3. shareholder proposal for advisory vote on executive compensation policies and disclosure.	For	Stockholder	Against	Against

JPMORGAN CHASE & CO.

Ticker Symbol:JPM	Cusip Number:46625H100
Record Date: 3/21/2008	Meeting Date: 5/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1-4	1. Election of directors. 2. Appt. of independ. auditors. 3. Approve amend. to 2005 long-term incentive plan. 4. Reapprove the key exec. performance plan.	For	Issuer	For	With
5-11	5. Government service report. 6. political contributions report. 7. indep. chairman of the board. 8. exec. compensation approval. 9. two candidates per directorship. 10. human rights and investment report. 11. lobbying priorities report.	For	Stockholder	Against	Against

LEHMAN BROTHERS HOLDINGS INC.

Ticker Symbol:LEH	Cusip Number:524908100
Record Date: 2/15/2008	Meeting Date: 4/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1 - 4	1. Vote for election of director nominees. 2. Ratify Ernst & Young LLP as the co's independent accounting firm. 3. Approve amendment to Co's 2008 stock incentive plan. 4. Approve the executive incentive compensation plan.	For	Issuer	For	With
5, 6	5. stockholder proposal regarding political contributions. 6. stockholder proposal regarding an environmental sustainability report.	For	Stockholder	Against	Against

MERRILL LYNCH & CO.

Ticker Symbol:MER	Cusip Number:590188108
Record Date: 2/26/2008	Meeting Date: 4/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1,2	1. Election of 4 directors. 2. Ratify appt. of Deloitte & Touche as accounting firm.	For	Issuer	For	With
3,4,5,6	3. Adopt cumulative voting 4. Prohibit senior executive officer stock sales during buyback. 5. Adopt advisory vote on exec. compensation. 6. Adopt responsible employment principles	For	Stockholder	Against	Against

ORMAT TECHNOLOGIES

Ticker Symbol:ORA	Cusip Number:686688102
Record Date: 3/27/2008	Meeting Date: 5/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1,2	1. Election of directors Yoram Bronicki and Roger W. Gale 2. Ratify the selection of Pricewaterhousecoopers LLP as independent auditors for year ending 12/31/08.	For	Issuer	For	With

PARTNER COMMUNICATIONS

Ticker Symbol:PTNR	Cusip Number:70211M109
Record Date: 5/23/2008	Meeting Date: 6/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1-4	1. Reappoint auditor. 2. Approve compensation for auditor. 3. Approve and discuss audited financial statements for the year. 4. Re-elect 9 directors.	For	Issuer	For	With
5-6	5. Approve a change to compensation to external directors. 6. Approve 2004 amended share option plan.	Against	Issuer	For	Against

SANDISK CORPORATION

Ticker Symbol:SNDK	Cusip Number:80004C101
Record Date: 3/31/2008	Meeting Date: 5/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
A, B1	A. election of directors. B1. Ratify appt. of Indep. Auditor	For	Issuer	For	With
B2	B2. Majority voting for directors of the company	For	Stockholder	Against	Against

SCHLUMBERGER LIMITED

Ticker Symbol:SLB	Cusip Number:806857108
Record Date: 2/20/2008	Meeting Date: 4/9/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1-4	1. Election of directors. 2. adoption and approval of financials and dividends. 3. approval of the SLB stock incentive plan. 4. approval of independent registered accounting firm.	For	Issuer	For	With

TEVA PHARMACEUTICALS

Ticker Symbol:TEVA	Cusip Number:881624209
Record Date: 5/22/2008	Meeting Date: 6/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1-8	1. Receive and discuss financials. 2. Cash dividend be declared final. 3a-e. election of directors. 4. Appt. Dr. Leora Meridor as independent director for 3 years. 5. Approve purchase of liability insurance for D&Os and subsidiaries. 6. Approve compensation for directors. 7. Approve 2008 employee stock purchase plan. 8. Approve independent auditor.	For	Issuer	For	With

TRANSOCEAN INC.

Ticker Symbol:RIG	Cusip Number:G90073100
Record Date: 5/16/2008	Meeting Date: 3/19/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1-2	1. Election of directors. 2. Appt. of Ernst & Young as indep. auditors	For	Issuer	For	With

WEATHERFORD INTERNATIONAL

Ticker Symbol:WFT	Cusip Number:G95089101
Record Date: 4/9/2008	Meeting Date: 6/2/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt	Notes
1,2	Proposal 1 - The election of seven nominees as directors of the Company; and Proposal 2 - The appointment of Ernst & Young LLP as the Company's independent auditors for the year ending December 31, 2008, and the authorization of the Audit Committee of the Board of Directors to set Ernst & Young's remuneration.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Israeli Shared Values Trust

By /s/Jamia C. Jasper

* Jamia C. Jasper

President and Treasurer

Date: August 26, 2008

*Print the name and title of each signing officer under his or her signature.